REVENUE RECOGNITION - Anticipated that deferred revenue (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	12 Months Ended
Dec. 31, 2020 USD ($)
2021	$ 1,653,042
2022	1,022,314
2023	1,013,565
2024	671,162
2025	25,216
Total	$ 4,385,299